Subsequent event (Details Narrative)	Mar. 03, 2025 CAD ($)
Notes and other explanatory information [abstract]
Purchase price	$ 9,700,000
Execution of the Agreement.	2,000,000
Paid for transport	3,000,000
Paid for final inspection	2,000,000
Paid for shipment	$ 2,700,000